Expense Example - Innovator Equity Defined Protection ETF – 1 Yr July - Innovator Equity Defined Protection ETF - 1 Yr July	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	$ 252